Summary of Significant Accounting Policies (Details Narrative) (10Q) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Accounting Policies [Abstract]
Deferred offering cost	$ 162,003		$ 162,003
Accounts payable	127,074		127,074
Accrued expenses	22,000		22,000
Royalty revenue	$ 31,000	$ 37,000	$ 60,000	$ 56,000